Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation
Stock-Based Compensation

NOTE 15.  Stock-Based Compensation

The 3M 2008 Long-Term Incentive Plan (LTIP) provides for the issuance or delivery of up to 100 million shares of 3M common stock (including additional shareholder approvals subsequent to 2008) pursuant to awards granted under the plan. In May 2016, shareholders approved the 2016 LTIP, providing an additional 23,965,000 shares, increasing the number of approved shares to 123,965,000 shares. The 2016 LTIP succeeds the 3M 2008 LTIP. Awards may be issued in the form of incentive stock options, nonqualified stock options, progressive stock options, stock appreciation rights, restricted stock, restricted stock units, other stock awards, and performance units and performance shares. Awards denominated in shares of common stock other than options and stock appreciation rights, count against the 123,965,000 share limit as 3.38 shares for every one share covered by such award (for full value awards with grant dates prior to May 11, 2010), as 2.87 shares for every one share covered by such award (for full value awards with grant dates on or after May 11, 2010, and prior to May 8, 2012), as 3.50 shares for every one share covered by such award (for full value awards with grant dates of May 8, 2012 and prior to May 10, 2016), or as 2.50 shares for every one share covered by such award (for full value awards with grant dates of May 10, 2016 or later). The remaining total shares available for grant under the LTIP Program are 36,865,814 as of December 31, 2016. There were approximately 7,600 participants with outstanding options, restricted stock, or restricted stock units at December 31, 2016.

The Company’s annual stock option and restricted stock unit grant is made in February to provide a strong and immediate link between the performance of individuals during the preceding year and the size of their annual stock compensation grants. The grant to eligible employees uses the closing stock price on the grant date. Accounting rules require recognition of expense under a non-substantive vesting period approach, requiring compensation expense recognition when an employee is eligible to retire. Employees are considered eligible to retire at age 55 and after having completed ten years of service. This retiree-eligible population represents 35 percent of the 2016 annual stock-based compensation award expense dollars; therefore, higher stock-based compensation expense is recognized in the first quarter.

In addition to the annual grants, the Company makes other minor grants of stock options, restricted stock units and other stock-based grants. The Company issues cash settled restricted stock units and stock appreciation rights in certain countries. These grants do not result in the issuance of common stock and are considered immaterial for disclosure purposes by the Company.

During the first quarter of 2016, the Company adopted ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting. The adoption is required to be implemented prospectively and resulted in income tax benefits of $184 million for 2016. See Note 1 for additional information regarding ASU No. 2016-09.

Amounts recognized in the financial statements with respect to stock-based compensation programs, which include stock options, restricted stock, restricted stock units, performance shares, and the General Employees’ Stock Purchase Plan (GESPP), are provided in the following table. Capitalized stock-based compensation amounts were not material.

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2016	2015	2014
Cost of sales	$47	$46	$47
Selling, general and administrative expenses	206	185	192
Research, development and related expenses	45	45	41

Stock-based compensation expenses	$298	$276	$280

Income tax benefits	$(272)	$(87)	$(79)

Stock-based compensation expenses (benefits), net of tax	$26	$189	$201

Stock Option Program

The following table summarizes stock option activity for the years ended December 31:

	2016		2015		2014
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price
Under option —
January 1	38,552,445	$102.01	39,235,557	$90.38	43,938,778	$83.84
Granted:
Annual	5,591,727	147.99	5,529,544	165.91	5,736,183	126.77
Exercised	(7,716,141)	86.76	(5,978,382)	83.74	(10,219,261)	82.37
Canceled	(231,799)	148.43	(234,274)	128.99	(220,143)	105.11
December 31	36,196,232	$112.07	38,552,445	$102.01	39,235,557	$90.38
Options exercisable
December 31	25,240,759	$95.65	27,262,062	$85.97	27,502,208	$81.42

Stock options vest over a period from one to three years with the expiration date at 10 years from date of grant. As of December 31, 2016, there was $69 million of compensation expense that has yet to be recognized related to non-vested stock option based awards. This expense is expected to be recognized over the remaining weighted-average vesting period of 20 months. For options outstanding at December 31, 2016, the weighted-average remaining contractual life was 69 months and the aggregate intrinsic value was $2.407 billion. For options exercisable at December 31, 2016, the weighted-average remaining contractual life was 56 months and the aggregate intrinsic value was $2.093 billion.

The total intrinsic values of stock options exercised during 2016,  2015 and 2014 was $608 million, $465 million and $615 million, respectively. Cash received from options exercised during 2016,  2015 and 2014 was $665 million, $501 million and $842 million, respectively. The Company’s actual tax benefits realized for the tax deductions related to the exercise of employee stock options for 2016,  2015 and 2014 was $224 million, $172 million and $226 million, respectively.

The Company does not have a specific policy to repurchase common shares to mitigate the dilutive impact of options; however, the Company has historically made adequate discretionary purchases, based on cash availability, market trends, and other factors, to satisfy stock option exercise activity.

For annual options, the weighted average fair value at the date of grant was calculated using the Black-Scholes option-pricing model and the assumptions that follow.

Stock Option Assumptions

	Annual
	2016	2015	2014
Exercise price	$147.87	$165.94	$126.72
Risk-free interest rate	1.5%	1.5%	1.9%
Dividend yield	2.5%	2.5%	2.6%
Expected volatility	20.8%	20.1%	20.8%
Expected life (months)	77	76	75
Black-Scholes fair value	$22.47	$23.98	$19.63

Expected volatility is a statistical measure of the amount by which a stock price is expected to fluctuate during a period. For the 2016 annual grant date, the Company estimated the expected volatility based upon the average of the most recent one year volatility, the median of the term of the expected life rolling volatility, the median of the most recent term of the expected life volatility of 3M stock, and the implied volatility on the grant date. The expected term assumption is based on the weighted average of historical grants.

Restricted Stock and Restricted Stock Units

The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2016		2015		2014
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	2,441,088	$127.47	2,817,786	$104.41	3,105,361	$92.31
Granted
Annual	749,068	148.20	671,204	165.86	798,615	126.79
Other	8,115	169.00	26,886	156.94	78,252	152.74
Vested	(960,345)	101.64	(1,010,612)	89.99	(1,100,675)	90.37
Forfeited	(52,880)	145.95	(64,176)	118.99	(63,767)	97.23
As of December 31	2,185,046	$145.64	2,441,088	$127.47	2,817,786	$104.41

As of December 31, 2016, there was $81 million of compensation expense that has yet to be recognized related to non-vested restricted stock and restricted stock units. This expense is expected to be recognized over the remaining weighted-average vesting period of 22 months. The total fair value of restricted stock and restricted stock units that vested during 2016,  2015 and 2014 was $149 million, $166 million and $145 million, respectively. The Company’s actual tax benefits realized for the tax deductions related to the vesting of restricted stock and restricted stock units for 2016,  2015 and 2014 was $56 million, $62 million and $54 million, respectively.

Restricted stock units granted generally vest three years following the grant date assuming continued employment. Dividend equivalents equal to the dividends payable on the same number of shares of 3M common stock accrue on these restricted stock units during the vesting period, although no dividend equivalents are paid on any of these restricted stock units that are forfeited prior to the vesting date. Dividends are paid out in cash at the vest date on restricted stock units, except for performance shares which do not earn dividends. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average restricted stock unit shares outstanding are included in the computation of diluted earnings per share.

Performance Shares

Instead of restricted stock units, the Company makes annual grants of performance shares to members of its executive management. The 2016 performance criteria for these performance shares (organic volume growth, return on invested capital, free cash flow conversion, and earnings per share growth) were selected because the Company believes that they are important drivers of long-term stockholder value. The number of shares of 3M common stock that could actually be delivered at the end of the three-year performance period may be anywhere from 0% to 200% of each performance share granted, depending on the performance of the Company during such performance period. Non-substantive vesting requires that expense for the performance shares be recognized over one or three years depending on when each individual became a 3M executive. Prior to the 2016 performance share grant, performance shares did not accrue dividends during the performance period. Therefore, the grant date fair value was determined by reducing the closing stock price on the date of grant by the net present value of dividends during the performance period. The 2016 performance share grant accrues dividends, therefore the grant date fair value is equal to the closing stock price on the date of grant. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average performance shares whose performance period is complete are included in computation of diluted earnings per share.

The following table summarizes performance share activity for the years ended December 31:

	2016		2015		2014
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	871,192	$120.89	1,099,752	$102.65	895,635	$88.12
Granted	219,431	160.17	227,798	158.88	305,225	124.89
Distributed	(367,428)	99.06	(323,938)	83.08	(277,358)	84.74
Performance change	(37,534)	155.98	(106,760)	127.70	212,461	109.74
Forfeited	(29,383)	149.08	(25,660)	125.33	(36,212)	109.44
As of December 31	656,278	$142.98	871,192	$120.89	1,099,752	$102.65

As of December 31, 2016, there was $16 million of compensation expense that has yet to be recognized related to performance shares. This expense is expected to be recognized over the remaining weighted-average earnings period of 11 months. During 2016,  2015 and 2014, the total fair value of performance shares that were distributed were $54 million, $54 million and $35 million, respectively. The Company’s actual tax benefits realized for the tax deductions related to the distribution of performance shares for 2016,  2015 and 2014 was $15 million, $15 million and $11 million, respectively.

General Employees’ Stock Purchase Plan (GESPP):

As of December 31, 2016, shareholders have approved 60 million shares for issuance under the Company’s GESPP. Substantially all employees are eligible to participate in the plan. Participants are granted options at 85% of market value at the date of grant. There are no GESPP shares under option at the beginning or end of each year because options are granted on the first business day and exercised on the last business day of the same month.

General Employees’ Stock Purchase Plan

	2016		2015		2014
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	987,478	$140.06	1,007,669	$133.52	1,073,956	$118.73
Options exercised	(987,478)	140.06	(1,007,669)	133.52	(1,073,956)	118.73
Shares available for grant - December 31	27,116,857		28,104,335		29,112,004

The weighted-average fair value per option granted during 2016,  2015 and 2014 was $24.72,  $23.56 and $20.95, respectively. The fair value of GESPP options was based on the 15% purchase price discount. The Company recognized compensation expense for GESSP options of $24 million in 2016,  $24 million in 2015 and $22 million in 2014.